CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Opening Balance	$ 582,897	$ 537,897
Interest accrued	45,000	45,000
Ending Balance	627,897	582,897
Liability Component
Statement Line Items [Line Items]
Opening Balance	549,191	504,191
Interest accrued	45,000	45,000
Ending Balance	594,191	549,191
Equity Component
Statement Line Items [Line Items]
Opening Balance	33,706	33,706
Interest accrued	0	0
Ending Balance	$ 33,706	$ 33,706